Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Stock Options and Warrants
Stock Options and Warrants
16.	Stock Options and Warrants

The Company’s 2012 Stock Incentive Plan (the “Plan”) provides for the grant of incentive stock options, nonqualified options, and shares of restricted stock. Under the terms of the Plan, there are 237,795,202 common shares available for grant to employees, officers, directors and consultants. The Board of Directors determines the terms of each grant. Generally, the options have a vesting period of 4 years with 25% vesting after the first year of service and monthly thereafter and have a ten-year contractual life. Certain stock options have provisions to accelerate vesting upon the occurrence of certain events. There were 235,612,023 shares available for grant under the Plan as of March 31, 2026. There were no grants in the three months ended March 31, 2026 and 2025.

The following table shows stock option activity under the 2012 Stock Incentive Plan for the three months ended March 31, 2026:

			Weighted-
		Weighted-	Average
	Outstanding	Average	Remaining	Aggregate
	Options	Exercise Price	Terms (Years)	Intrinsic Value
Balance as of December 31, 2025	1,225,125	$0.71		$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Canceled	(38,125)	$0.93
Balance as of March 31, 2026	1,187,000	$0.70	4.3	$—
Vested and exercisable as of March 31, 2026	1,183,249	$0.70	4.2	$—
Vested and expected to vest as of March 31, 2026	1,186,766	$0.70	4.3	$—

The total stock-based compensation expense recognized during the three months ended March 31, 2026 and 2025 was $514 and $2,315, respectively. As of March 31, 2026, there was approximately $718 of unrecognized stock-based compensation expense that will be recognized over the weighted average period of 0.5 years. The intrinsic value of all options outstanding as of March 31, 2026 and December 31, 2025 was zero.

Warrants

In connection with certain preferred stock offerings, debt issuances, and debt restructurings, the Company has issued warrants to purchase preferred stock. The following summarizes information about stock warrants outstanding as of March 31, 2026:

		Exercise Price	Number of
Original Issue Date	Stock Class	Per Share	Shares

September 2017	Common	$0.0010	47,693
December 2017	Common	$3.7057	150,000
March 2018	Common	$3.7057	67,928
March 2018	Common	$3.7057	25,629
May 2019	Common	$9.0820	132,129
July 2023	Series 1 Preferred	$0.0217	93,237,996
November 2023	Series 1 Preferred	$0.0217	3,978,782
March 2026	Series 2 Preferred	$0.0001	1,419,691,406

The warrants to purchase the Company’s common stock meet the criteria for equity classification. The Company accounts for freestanding warrants to purchase shares of convertible preferred stock as warrant liability on its condensed consolidated balance sheets. The Company records the convertible preferred stock warrants at their estimated fair value because these warrants may contingently obligate the Company to redeem the underlying convertible preferred stock at some point in the future. At the end of each reporting period, changes in the estimated fair value of the warrant liability are recorded as other income or expense in the condensed consolidated statements of operations and comprehensive loss. The estimated value of these warrants is determined using the Black-Scholes valuation model. The warrants are all exercisable as of March 31, 2026.

15.	Stock Options and Warrants

The Company’s 2012 Stock Incentive Plan (the “Plan”) provides for the grant of incentive stock options, nonqualified options, and shares of restricted stock. Under the terms of the Plan, there are 237,795,202 common shares available for grant to employees, officers, directors and consultants. The Board of Directors determines the terms of each grant. Generally, the options have a vesting period of 4 years with 25% vesting after the first year of service and monthly thereafter and have a ten-year contractual life. Certain stock options have provisions to accelerate vesting upon the occurrence of certain events. There were 235,573,898 shares available for grant under the Plan as of December 31, 2025. There were no grants in the years ended December 31, 2025 and 2024.

The following table shows stock option activity under the 2012 Stock Incentive Plan for the year ended December 31, 2025:

			Weighted-
		Weighted-	Average	Aggregate
	Outstanding	Average	Remaining	Intrinsic
	Options	Exercise Price	Terms (Years)	Value
Balance as of December 31, 2024	1,343,500	$0.71		$—
Granted	—	—
Exercised	—	—
Forfeited	(1,875)	$0.44
Canceled	(116,500)	$0.75
Balance as of December 31, 2025	1,225,125	$0.71	4.4	$—

Vested and exercisable as of December 31, 2025	1,219,500	$0.71	4.4	$—

Vested and expected to vest as of December 31, 2025	1,224,652	$0.71	4.4	$—

The total stock-based compensation expense recognized during the years ended December 31, 2025 and 2024 was $4,625 and $33,228, respectively. As of December 31, 2025, there was approximately $1,166 of unrecognized stock-based compensation expense that will be recognized over the weighted average period of 0.7 years. The intrinsic value of all options outstanding at December 31, 2025 and 2024 was zero.

Warrants

In connection with certain preferred stock offerings, debt issuances, and debt restructurings, the Company has issued warrants to purchase preferred stock. The following summarizes information about stock warrants outstanding as of December 31, 2025:

		Exercise Price	Number of
Original Issue Date	Stock Class	Per Share	Shares

September 2017	Common	$0.00	47,693
December 2017	Common	$3.71	150,000
March 2018	Common	$3.71	67,928
March 2018	Common	$3.71	25,629
May 2019	Common	$9.08	132,129
July 2023	Series 1 Preferred	$0.02	93,237,996
November 2023	Series 1 Preferred	$0.02	3,978,782

The warrants to purchase the Company’s common stock meet the criteria for equity classification. The Company accounts for freestanding warrants to purchase shares of convertible preferred stock as warrant liability on its consolidated balance sheets. The Company records the convertible preferred stock warrants at their estimated fair value because these warrants may contingently obligate the Company to redeem the underlying convertible preferred stock at some point in the future. At the end of each reporting period, changes in the estimated fair value of the warrant liability are recorded as other income or expense in the consolidated statements of operations and comprehensive loss. The estimated value of these warrants is determined using the Black-Scholes valuation model.

The fair value of the warrants for Series 1 Preferred was estimated at $51,673 and $57,984 as of December 31, 2025 and 2024, respectively. The Company recorded other income of $6,311 and $726,740 in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024, respectively. The warrants are all exercisable as of December 31, 2025.